14. Warrants (Sept 2020 Note) (Details Narrative) - Warrants [Member] - USD ($)	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Aggregate intrinsic value of warrants outstanding	$ 0	$ 0
Aggregate intrinsic value of warrants exercisable	$ 0	$ 0
Weighted average life of warrants	2 years 6 months